Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / bbl $ / Mcf $ / Boe	Dec. 31, 2017 MXN ($) $ / bbl $ / Mcf $ / Boe	Dec. 31, 2016 MXN ($) $ / bbl $ / Mcf $ / Boe
Disclosure of detailed information about property, plant and equipment [line items]
Revenues from sale of oil and gas	$ 910,433,244	$ 762,637,362	$ 616,380,608
Hydrocarbon duties	443,491,451	375,156,405	304,299,019
Production costs (excluding taxes)	273,695,691	248,957,950	171,194,337
Other revenue and expenses	(23,052,511)	(5,174,076)	(22,649,606)
Exploration expenses	13,048,078	6,562,463	4,585,859
Depreciation, depletion, amortization and accretion	28,845,604	240,672,906	(150,891,739)
Total production costs	766,877,047	875,826,472	425,654,161
Results of operations for oil and gas producing activities	143,556,198	(113,189,111)	190,726,447
Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration expenses	$ 30,953,413	$ 14,993,433	$ 39,693,273
Oil Equivalent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / Boe	50.89	38.63	29.18
Crude oil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / bbl	62.99	48.71	36.55
Natural gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average sales price | $ / Mcf	5.57	4.32	3.01